Tangible assets - Property, plant and equipment owned (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment for own use
Carrying amount	€ 32,342	€ 31,772	€ 34,262
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	13,259	13,213	15,041
Property, plant and equipment for own use | Abroad
Property, plant and equipment for own use
Carrying amount	6,753	6,299	7,737
Property, plant and equipment for own use | Cost
Property, plant and equipment for own use
Carrying amount	25,529	24,896	27,108
Property, plant and equipment for own use | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(12,015)	(11,543)	(11,974)
Property, plant and equipment for own use | Impairment losses
Property, plant and equipment for own use
Carrying amount	(255)	(140)	(93)
Property, plant and equipment for own use | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,625	2,722	4,921
Land and buildings
Property, plant and equipment for own use
Carrying amount	9,940	9,733	10,990
Land and buildings | Cost
Property, plant and equipment for own use
Carrying amount	13,855	13,081	13,972
Land and buildings | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,675)	(3,215)	(2,889)
Land and buildings | Impairment losses
Property, plant and equipment for own use
Carrying amount	(240)	(133)	(93)
Land and buildings | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,570	2,716	4,908
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,208	1,146	1,187
IT equipment and fixtures | Cost
Property, plant and equipment for own use
Carrying amount	5,543	5,562	5,995
IT equipment and fixtures | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,335)	(4,416)	(4,808)
IT equipment and fixtures | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
IT equipment and fixtures | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	42	1	2
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	2,028	2,231	2,736
Furniture and vehicles | Cost
Property, plant and equipment for own use
Carrying amount	5,982	6,085	6,952
Furniture and vehicles | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,954)	(3,854)	(4,216)
Furniture and vehicles | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
Furniture and vehicles | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	12	5	11
Construction in progress and other items
Property, plant and equipment for own use
Carrying amount	83	103	128
Construction in progress and other items | Cost
Property, plant and equipment for own use
Carrying amount	149	168	189
Construction in progress and other items | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(51)	(58)	(61)
Construction in progress and other items | Impairment losses
Property, plant and equipment for own use
Carrying amount	(15)	(7)	0
Construction in progress and other items | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	€ 0	€ 0	€ 0